S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Sep. 11, 2026 USD ($) $ / shares shares
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	3,833,333
Price Paid or to be Paid for Securities, Total Amount | $	$ 50,000
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	210,250
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,102,500
Richard J. Gill [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	20,000
Adam (Xin) He [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	20,000
David (Qiang) Zhang [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	20,000
Eaglesky Holdings Corp [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,000,000
Working Capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10